Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table provides pay versus performance information required by Regulation
S-K.
For information regarding the Company’s
pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation: Compensation Discussion and
Ana
lysis.”

Year	Summary Compensation Table (“SCT”) Total for First PEO	SCT Total for Second PEO	Compensation Actually Paid (“CAP”) to First PEO (2)	CAP to Second PEO	Average SCT Total for Non-PEO NEOs (3)	Average CAP to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Income (Loss) from Continuing Operations (“IFCO”) ($ in thousands) (5)	Adjusted EBITDA ($ in thousands) (6)
							Total Shareholder Return	Peer Group Total Shareholder Return (4)
2022	$4,655,746	N/A	$540,703	N/A	$1,699,411	$364,560	$53.47	$102.25	$62,564	$241,033
2021	$6,848,969	N/A	$9,015,601	N/A	$2,107,197	$2,525,213	$97.91	$138.98	$107,987	$265,476
2020 (1)	$6,438,682	$7,597,254	$6,438,682	$4,870,493	$3,196,697	$2,468,265	$88.31	$131.41	$(9,580)	$219,872

(1)	In 2020, our Chief Executive Officers were Dr. Medel and Mr. Ordan.
(2)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K,
however, as required, the dollar amounts include (among other items) equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years. The table below sets forth each adjustment made during the years presented in the table to calculate the compensation “actually paid,” in accordance with Item 402(v) of Regulation
S-K,
to our NEOs during each year in the table.

(3)
During 2022, our
non-CEO
NEOs consisted of Messrs. Richards and Andreano, Ms. Moore and Dr. Swift. During 2021, our
non-CEO
NEOs consisted of Messrs. Richards and Andreano, Mr. John C. Pepia, Ms. Moore and Roger “Mack” Hinson, M.D. During 2020, our
non-CEO
NEOs consisted of Messrs. Richards, Andreano and Pepia, Dr. Hinson, Mr. Stephen D. Farber and Mr. Nicholas J. Nikolopoulos.

(4)
The peer group used by the Company consists of the companies used in the Company’s performance graph reported in Part II, Item 5 of its Annual Report on Form
10-K
for the fiscal year ended December 31, 2022, namely, the S&P 600 Health Care Index.

(5)	Income (loss) from continuing operations has been used as this is the most appropriate measure of income for the periods.
(6)
Adjusted EBITDA is the financial measure from the Tabular List of 2022 Most Important Measures shown below, which, in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 30 and is a non-GAAP
financial measure.

Adjustments to Calculate Compensation “Actually Paid” to First PEO (7)	2022	2021	2020
SCT Total	$4,655,746	$6,848,969	$6,438,682
Minus: Grant Date Fair Value of Awards Granted During the Current Year (8)	$(3,500,013)	$(3,500,021)	$(4,999,998)
Plus (Minus): Fair Value of Equity Calculated Using SEC Methodology (9)	$(615,030)	$5,666,653	$4,999,998
CAP Total	$540,703	$9,015,601	$6,438,682

Adjustments to Calculate Compensation “Actually Paid” to Second PEO (7)	2020
SCT Total	$7,597,254
Minus: Grant Date Fair Value of Awards Granted During the Current Year (8)	$(6,150,001)
Plus (Minus): Fair Value of Equity Calculated Using SEC Methodology (9)	$3,423,240
CAP Total	$4,870,493

Adjustments to Calculate Compensation “Actually Paid” to Non-PEO NEOs (7)	2022	2021	2020
SCT Total	$1,699,411	$2,107,197	$3,196,697
Minus: Grant Date Fair Value of Awards Granted During the Current Year (8)	$(1,081,261)	$(990,016)	$(2,163,436)
Plus (Minus): Fair Value of Equity Calculated Using SEC Methodology (9)	$(253,590)	$1,408,032	$1,435,004
CAP Total	$364,560	$2,525,213	$2,468,265

(7)
As shown in these tables, the Compensation “Actually Paid” totals represent the SCT totals for the applicable year, but adjusted as required by SEC rules to include the fair value of current and prior year equity awards that are outstanding, vested or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year.

(8)	Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable year.

(9)
The fair value of equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the SCT, which reflects the grant date fair value of equity awards granted during the applicable year, the CAP table reflects equity fair value as follows:

•	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus

•	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus

•	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus

•	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus

•
for any awards that vested during the applicable year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date; minus

•	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations with respect to the CAP fair value of equity for the relevant years are shown in the tables below:

First PEO – CAP Fair Value of Equity Calculation	2022	2021	2020
YE Value of Current Year Awards Outstanding as of YE	$—	$4,664,583	$3,000,006
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$—	$—	$—
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,748,149)	$1,002,070	$—
Value as of Vesting Date for Current Year Awards That Vested During the Year	$1,133,119	$—	$1,999,992
Value as of Vesting Date for Dividend Equivalents That Vested During the Year	$—	$—	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—
Value of Equity for CAP Purposes	$(615,030)	$5,666,653	$4,999,998

Second PEO – CAP Fair Value of Equity Calculation	2020
YE Value of Current Year Awards Outstanding as of YE	$5,583,464
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(546,293)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,613,931)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—
Value as of Vesting Date for Dividend Equivalents That Vested During the Year	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—
Value of Equity for CAP Purposes	$3,423,240

Non-PEO NEOs – CAP Fair Value of Equity Calculation	2022	2021	2020
YE Value of Current Year Awards Outstanding as of YE	$350,057	$1,310,553	$717,561
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(496,890)	$60,423	$(37,398)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(106,757)	$37,056	$(499,755)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—	$—	$1,254,596
Value as of Vesting Date for Dividend Equivalents That Vested During the Year	$—	$—	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—
Value of Equity for CAP Purposes	$(253,590)	$1,408,032	$1,435,004

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	During 2022, our
non-CEO
NEOs consisted of Messrs. Richards and Andreano, Ms. Moore and Dr. Swift. During 2021, our
non-CEO
NEOs consisted of Messrs. Richards and Andreano, Mr. John C. Pepia, Ms. Moore and Roger “Mack” Hinson, M.D. During 2020, our
non-CEO
	NEOs consisted of Messrs. Richards, Andreano and Pepia, Dr. Hinson, Mr. Stephen D. Farber and Mr. Nicholas J. Nikolopoulos
Peer Group Issuers, Footnote [Text Block]	The peer group used by the Company consists of the companies used in the Company’s performance graph reported in Part II, Item 5 of its Annual Report on Form
10-K
	for the fiscal year ended December 31, 2022, namely, the S&P 600 Health Care Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(6)
Adjusted EBITDA is the financial measure from the Tabular List of 2022 Most Important Measures shown below, which, in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 30 and is a non-GAAP
financial measure.

Adjustments to Calculate Compensation “Actually Paid” to First PEO (7)	2022	2021	2020
SCT Total	$4,655,746	$6,848,969	$6,438,682
Minus: Grant Date Fair Value of Awards Granted During the Current Year (8)	$(3,500,013)	$(3,500,021)	$(4,999,998)
Plus (Minus): Fair Value of Equity Calculated Using SEC Methodology (9)	$(615,030)	$5,666,653	$4,999,998
CAP Total	$540,703	$9,015,601	$6,438,682

Adjustments to Calculate Compensation “Actually Paid” to Second PEO (7)	2020
SCT Total	$7,597,254
Minus: Grant Date Fair Value of Awards Granted During the Current Year (8)	$(6,150,001)
Plus (Minus): Fair Value of Equity Calculated Using SEC Methodology (9)	$3,423,240
CAP Total	$4,870,493

First PEO – CAP Fair Value of Equity Calculation	2022	2021	2020
YE Value of Current Year Awards Outstanding as of YE	$—	$4,664,583	$3,000,006
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$—	$—	$—
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,748,149)	$1,002,070	$—
Value as of Vesting Date for Current Year Awards That Vested During the Year	$1,133,119	$—	$1,999,992
Value as of Vesting Date for Dividend Equivalents That Vested During the Year	$—	$—	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—
Value of Equity for CAP Purposes	$(615,030)	$5,666,653	$4,999,998

Second PEO – CAP Fair Value of Equity Calculation	2020
YE Value of Current Year Awards Outstanding as of YE	$5,583,464
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(546,293)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(1,613,931)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—
Value as of Vesting Date for Dividend Equivalents That Vested During the Year	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—
Value of Equity for CAP Purposes	$3,423,240

Non-PEO NEO Average Total Compensation Amount	$ 1,699,411	$ 2,107,197	$ 3,196,697
Non-PEO NEO Average Compensation Actually Paid Amount	$ 364,560	2,525,213	2,468,265
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Calculate Compensation “Actually Paid” to Non-PEO NEOs (7)	2022	2021	2020
SCT Total	$1,699,411	$2,107,197	$3,196,697
Minus: Grant Date Fair Value of Awards Granted During the Current Year (8)	$(1,081,261)	$(990,016)	$(2,163,436)
Plus (Minus): Fair Value of Equity Calculated Using SEC Methodology (9)	$(253,590)	$1,408,032	$1,435,004
CAP Total	$364,560	$2,525,213	$2,468,265

Non-PEO NEOs – CAP Fair Value of Equity Calculation	2022	2021	2020
YE Value of Current Year Awards Outstanding as of YE	$350,057	$1,310,553	$717,561
Change in Value as of YE for Prior Year Awards Outstanding as of YE	$(496,890)	$60,423	$(37,398)
Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	$(106,757)	$37,056	$(499,755)
Value as of Vesting Date for Current Year Awards That Vested During the Year	$—	$—	$1,254,596
Value as of Vesting Date for Dividend Equivalents That Vested During the Year	$—	$—	$—
Value as of Prior YE for Prior Year Awards Forfeited During the Year	$—	$—	$—
Value of Equity for CAP Purposes	$(253,590)	$1,408,032	$1,435,004

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) (“CAP”) for a particular year.
The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO NEOs to the total shareholder return for the Company (“PDX”) and for the S&P 600 Healthcare Index (“S&P 600 HC”).

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO NEOs as compared to our income (loss) from continuing operations (“IFCO”) and our Adjusted EBITDA (“AEBITDA”).

Total Shareholder Return Vs Peer Group [Text Block]
As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) (“CAP”) for a particular year.
The following chart shows the relationship of the compensation actually paid to our PEOs and the average compensation actually paid to our other non-PEO NEOs to the total shareholder return for the Company (“PDX”) and for the S&P 600 Healthcare Index (“S&P 600 HC”).

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
We consider the below financial performance measures to be the most important measures used by us to link NEO compensation to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis.”

Most Important Financial Measures
• Adjusted EBITDA	• Adjusted Income From Operations

Total Shareholder Return Amount	$ 53.47	97.91	88.31
Peer Group Total Shareholder Return Amount	102.25	138.98	131.41
Net Income (Loss)	$ 62,564,000	$ 107,987,000	$ (9,580,000)
Company Selected Measure Amount	241,033	265,476	219,872
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is the financial measure from the Tabular List of 2022 Most Important Measures shown below, which, in the Company’s assessment, represents for 2022 the most important performance measure used to link compensation actually paid to our CEOs and other NEOs to the Company’s performance. Adjusted EBITDA is defined on page 30 and is a non-GAAP
	financial measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Income From Operations
Dr. Medel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 7,597,254
PEO Actually Paid Compensation Amount			$ 4,870,493
PEO Name			Dr. Medel
Mr. Ordan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,655,746	$ 6,848,969	$ 6,438,682
PEO Actually Paid Compensation Amount	540,703	9,015,601	$ 6,438,682
PEO Name			Mr. Ordan
PEO [Member] | Dr. Medel [Member] | Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (6,150,001)
PEO [Member] | Dr. Medel [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,423,240
PEO [Member] | Dr. Medel [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,583,464
PEO [Member] | Dr. Medel [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(546,293)
PEO [Member] | Dr. Medel [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,613,931)
PEO [Member] | Dr. Medel [Member] | Value as of Vesting Date for Current Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Dr. Medel [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Dr. Medel [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
PEO [Member] | Dr. Medel [Member] | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,423,240
PEO [Member] | Mr. Ordan [Member] | Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,500,013)	(3,500,021)	(4,999,998)
PEO [Member] | Mr. Ordan [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(615,030)	5,666,653	4,999,998
PEO [Member] | Mr. Ordan [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	4,664,583	3,000,006
PEO [Member] | Mr. Ordan [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Ordan [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,748,149)	1,002,070	0
PEO [Member] | Mr. Ordan [Member] | Value as of Vesting Date for Current Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,133,119	0	1,999,992
PEO [Member] | Mr. Ordan [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Ordan [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Mr. Ordan [Member] | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(615,030)	5,666,653	4,999,998
Non-PEO NEO [Member] | Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,081,261)	(990,016)	(2,163,436)
Non-PEO NEO [Member] | Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(253,590)	1,408,032	1,435,004
Non-PEO NEO [Member] | YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	350,057	1,310,553	717,561
Non-PEO NEO [Member] | Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(496,890)	60,423	(37,398)
Non-PEO NEO [Member] | Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(106,757)	37,056	(499,755)
Non-PEO NEO [Member] | Value as of Vesting Date for Current Year Awards That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,254,596
Non-PEO NEO [Member] | Value as of Vesting Date for Dividend Equivalents That Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (253,590)	$ 1,408,032	$ 1,435,004